Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of trade and other current receivables

	31 December 2021	31 December 2020	30 June 2020	30 June 2019
	£m	£m	£m	£m
Amounts receivable for the sale of goods and services	34.0	28.7	31.7	29.4
Less provision for bad and doubtful debts	(0.8)	(0.7)	(0.3)	(0.1)

	33.2	28.0	31.4	29.3
Other receivables	8.9	8.6	8.3	9.4
Prepayments	5.1	10.7	4.7	4.4

	47.2	47.3	44.4	43.1

Summary of ageing of trade receivables
Ageing of trade receivables:

	31 December 2021			31 December 2020
	Gross	Provision	Net	Gross	Provision	Net
	£m	£m	£m	£m	£m	£m
Not past due	18.7	—	18.7	16.4	—	16.4
Past due
0 to 30 days	5.8	—	5.8	3.8	—	3.8
30 to 60 days	2.9	—	2.9	2.3	—	2.3
More than 60 days	6.6	(0.8)	5.8	6.2	(0.7)	5.5

	15.3	(0.8)	14.5	12.3	(0.7)	11.6
	34.0	(0.8)	33.2	28.7	(0.7)	28.0

	30 June 2020			30 June 2019
	Gross £m	Provision £m	Net £m	Gross £m	Provision £m	Net £m
Not past due	22.4	—	22.4	23.0	—	23.0
Past due
0 to 30 days	3.6	—	3.6	3.8	—	3.8
30 to 60 days	0.6	—	0.6	1.3	—	1.3
More than 60 days	5.1	(0.3)	4.8	1.3	(0.1)	1.2

	9.3	(0.3)	9.0	6.4	(0.1)	6.3

	31.7	(0.3)	31.4	29.4	(0.1)	29.3

Summary of movement in provision for bad and doubtful debts
Movement in provision for bad and doubtful debts:

	31 December 2021 £m	31 December 2020 £m	30 June 2020 £m	30 June 2019 £m
Balance at beginning of the year / period	(0.7)	(0.3)	(0.1)	(0.1)
Impairment losses recognized in the income statement	(0.1)	(0.4)	(0.2)	—

Balance at end of the year / period	(0.8)	(0.7)	(0.3)	(0.1)